Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Guarantor Financial Information Condensed Consolidating Statements Of Operations

Condensed Consolidating Statements of Operations

For the Three Months Ended March 31, 2017

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Services net sales	$—	$128.6	$27.0	$(1.6)	$154.0
Products net sales	—	104.3	10.3	(1.3)	113.3

Total net sales	—	232.9	37.3	(2.9)	267.3
Services cost of sales (exclusive of depreciation and amortization)	—	61.3	17.9	(1.5)	77.7
Services cost of sales with R.R. Donnelley affiliates (exclusive of depreciation and amortization)	—	9.4	0.5	—	9.9
Products cost of sales (exclusive of depreciation and amortization)	—	57.0	7.4	(1.4)	63.0
Products cost of sales with R.R. Donnelley affiliates (exclusive of depreciation and amortization)	—	18.7	0.1	—	18.8

Total cost of sales	—	146.4	25.9	(2.9)	169.4
Selling, general and administrative expenses (exclusive of depreciation and amortization)	—	47.6	9.1	—	56.7
Restructuring, impairment and other charges-net	—	3.1	0.7	—	3.8
Depreciation and amortization	—	8.8	1.4	—	10.2

Income from operations	—	27.0	0.2	—	27.2
Interest expense (income)-net	11.3	(0.2)	—	—	11.1

Earnings (loss) before income taxes and equity in net income of subsidiaries	(11.3)	27.2	0.2	—	16.1
Income tax (benefit) expense	(4.7)	11.4	0.1	—	6.8

Earnings (loss) before equity in net income of subsidiaries	(6.6)	15.8	0.1	—	9.3
Equity in net income of subsidiaries	15.9	0.1	—	(16.0)	—

Net earnings (loss)	$9.3	$15.9	$0.1	$(16.0)	$9.3

Comprehensive income (loss)	$9.8	$16.4	$0.2	$(16.6)	$9.8

Condensed Consolidating Statements of Operations

For the Three Months Ended March 31, 2016

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Services net sales	$—	$117.2	$23.9	$(1.3)	$139.8
Products net sales	—	92.4	8.8	(0.9)	100.3

Total net sales	—	209.6	32.7	(2.2)	240.1
Services cost of sales (exclusive of depreciation and amortization)	—	58.2	14.9	(1.2)	71.9
Services cost of sales with R.R. Donnelley affiliates (exclusive of depreciation and amortization)	—	10.6	0.6	—	11.2
Products cost of sales (exclusive of depreciation and amortization)	—	49.8	6.2	(1.0)	55.0
Products cost of sales with R.R. Donnelley affiliates (exclusive of depreciation and amortization)	—	20.4	—	—	20.4

Total cost of sales	—	139.0	21.7	(2.2)	158.5
Selling, general and administrative expenses (exclusive of depreciation and amortization)	—	42.1	6.9	—	49.0
Restructuring, impairment and other charges-net	—	0.6	—	—	0.6
Depreciation and amortization	—	8.4	1.1	—	9.5

Income from operations	—	19.5	3.0	—	22.5
Interest expense-net	—	0.3	—	—	0.3

Earnings before income taxes and equity in net income of subsidiaries	—	19.2	3.0	—	22.2
Income tax expense	—	7.6	1.2	—	8.8

Earnings before equity in net income of subsidiaries	—	11.6	1.8	—	13.4
Equity in net income of subsidiaries	13.4	1.8	—	(15.2)	—

Net earnings (loss)	$13.4	$13.4	$1.8	$(15.2)	$13.4

Comprehensive income (loss)	$16.2	$16.2	$4.8	$(21.0)	$16.2

Condensed Consolidating Statements of Operations

Year Ended December 31, 2016

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Services net sales	$—	$502.2	$104.1	$(7.7)	$598.6
Products net sales	—	350.4	38.8	(4.3)	384.9

Total net sales	—	852.6	142.9	(12.0)	983.5
Services cost of sales (exclusive of depreciation and amortization)	—	236.0	68.2	(7.1)	297.1
Services cost of sales with RR Donnelley affiliates (exclusive of depreciation and amortization)	—	35.6	2.2	—	37.8
Products cost of sales (exclusive of depreciation and amortization)	—	207.0	24.1	(4.9)	226.2
Products cost of sales with RR Donnelley affiliates (exclusive of depreciation and amortization)	—	57.3	0.6	—	57.9

Total cost of sales	—	535.9	95.1	(12.0)	619.0
Selling, general and administrative expenses (exclusive of depreciation and amortization)	—	176.8	33.0	—	209.8
Restructuring, impairment and other charges-net	—	4.8	0.6	—	5.4
Depreciation and amortization	—	38.6	4.7	—	43.3

Income from operations	—	96.5	9.5	—	106.0
Interest expense-net	11.7	—	—	—	11.7

Earnings (loss) before income taxes and equity in net income of subsidiaries	(11.7)	96.5	9.5	—	94.3
Income tax (benefit) expense	(4.3)	38.5	1.0	—	35.2

Earnings (loss) before equity in net income of subsidiaries	(7.4)	58.0	8.5	—	59.1
Equity in net income of subsidiaries	66.5	8.5	—	(75.0)	—

Net earnings (loss)	$59.1	$66.5	$8.5	$(75.0)	$59.1

Comprehensive income (loss)	$66.1	$73.5	$8.6	$(82.1)	$66.1

Condensed Consolidating Statements of Operations

Year Ended December 31, 2015

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Services net sales	$—	$530.2	$106.6	$(8.2)	$628.6
Products net sales	—	381.8	44.5	(5.4)	420.9

Total net sales	—	912.0	151.1	(13.6)	1,049.5
Services cost of sales (exclusive of depreciation and amortization)	—	230.7	68.4	(7.2)	291.9
Services cost of sales with RR Donnelley affiliates (exclusive of depreciation and amortization)	—	38.1	2.3	—	40.4
Products cost of sales (exclusive of depreciation and amortization)	—	208.8	28.5	(6.4)	230.9
Products cost of sales with RR Donnelley affiliates (exclusive of depreciation and amortization)	—	68.2	0.1	—	68.3

Total cost of sales	—	545.8	99.3	(13.6)	631.5
Selling, general and administrative expenses (exclusive of depreciation and amortization)	—	168.1	31.1	—	199.2
Restructuring, impairment and other charges-net	—	3.5	0.9	—	4.4
Depreciation and amortization	—	37.3	4.4	—	41.7

Income from operations	—	157.3	15.4	0.0	172.7
Interest expense-net	—	1.1	—	—	1.1
Investment and other income-net	—	—	(0.1)	—	(0.1)

Earnings before income taxes and equity in net income of subsidiaries	—	156.2	15.5	0.0	171.7
Income tax expense	—	63.8	3.6	—	67.4

Earnings before equity in net income of subsidiaries	—	92.4	11.9	0.0	104.3
Equity in net income of subsidiaries	104.3	11.9	—	(116.2)	—

Net earnings (loss)	$104.3	$104.3	$11.9	$(116.2)	$104.3

Comprehensive income (loss)	$124.3	$124.3	$4.4	$(128.7)	$124.3

Condensed Consolidating Statements of Operations

Year Ended December 31, 2014

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Services net sales	$—	$529.7	$116.2	$(7.7)	$638.2
Products net sales	—	396.3	50.7	(5.1)	441.9

Total net sales	—	926.0	166.9	(12.8)	1,080.1
Services cost of sales (exclusive of depreciation and amortization)	—	237.3	70.8	(6.9)	301.2
Services cost of sales with RR Donnelley affiliates (exclusive of depreciation and amortization)	—	36.9	2.4	—	39.3
Products cost of sales (exclusive of depreciation and amortization)	—	208.8	33.4	(5.9)	236.3
Products cost of sales with RR Donnelley affiliates (exclusive of depreciation and amortization)	—	76.3	0.2	—	76.5

Total cost of sales	—	559.3	106.8	(12.8)	653.3
Selling, general and administrative expenses (exclusive of depreciation and amortization)	—	254.7	35.8	—	290.5
Restructuring, impairment and other charges-net	—	2.5	2.3	—	4.8
Depreciation and amortization	—	36.1	4.6	—	40.7

Income from operations	—	73.4	17.4	—	90.8
Interest expense-net	—	1.5	—	—	1.5
Investment and other income-net	—	(3.0)	(0.1)	—	(3.1)

Earnings before income taxes and equity in net income of subsidiaries	—	74.9	17.5	—	92.4
Income tax expense	—	31.1	3.9	—	35.0

Earnings before equity in net income of subsidiaries	—	43.8	13.6	—	57.4
Equity in net income of subsidiaries	57.4	13.6	—	(71.0)	—

Net earnings (loss)	$57.4	$57.4	$13.6	$(71.0)	$57.4

Comprehensive (loss) income	$(115.4)	$(115.4)	$10.7	$104.7	$(115.4)

Guarantor Financial Information Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

As of March 31, 2017

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$19.2	$10.3	$(17.2)	$12.3
Receivables, less allowances	—	193.1	40.2	—	233.3
Receivables from R.R. Donnelley	68.0	14.9	1.3	—	84.2
Intercompany receivables	—	34.1	—	(34.1)	—
Intercompany short-term note receivable	—	—	21.0	(21.0)	—
Inventories	—	25.5	2.0	—	27.5
Prepaid expenses and other current assets	4.5	14.4	5.1	(6.7)	17.3

Total current assets	72.5	301.2	79.9	(79.0)	374.6

Property, plant and equipment-net	—	32.8	3.2	—	36.0
Goodwill	—	429.2	17.3	—	446.5
Other intangible assets-net	—	41.1	9.8	—	50.9
Software-net	—	38.8	0.5	—	39.3
Deferred income taxes	—	35.4	3.7	—	39.1
Other noncurrent assets	4.2	30.9	3.1	—	38.2
Investments in consolidated subsidiaries	711.3	66.0	—	(777.3)	—

Total assets	$788.0	$975.4	$117.5	$(856.3)	$1,024.6

LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	$17.2	$91.2	$12.0	$(19.1)	$101.3
Intercompany payable	10.0	—	22.2	(32.2)	—
Intercompany short-term note payable	21.0	—	—	(21.0)	—
Accrued liabilities	7.8	85.0	13.7	(6.7)	99.8

Total current liabilities	56.0	176.2	47.9	(79.0)	201.1

Long-term debt	607.5	—	—	—	607.5
Deferred compensation liabilities	—	23.1	—	—	23.1
Pension and other postretirement benefits plan liabilities	—	53.9	1.1	—	55.0
Other noncurrent liabilities	—	10.9	2.5	—	13.4

Total liabilities	663.5	264.1	51.5	(79.0)	900.1

Total equity	124.5	711.3	66.0	(777.3)	124.5

Total liabilities and equity	$788.0	$975.4	$117.5	$(856.3)	$1,024.6

Condensed Consolidating Balance Sheet

As of December 31, 2016

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$21.8	$16.8	$(2.4)	$36.2
Receivables, less allowances	—	119.9	36.3	—	156.2
Receivables from R.R. Donnelley	68.0	28.0	—	—	96.0
Intercompany receivables	—	63.0	—	(63.0)	—
Intercompany short-term note receivable	—	—	15.3	(15.3)	—
Inventories	—	22.7	1.4	—	24.1
Prepaid expenses and other current assets	4.3	8.1	4.7	—	17.1

Total current assets	72.3	263.5	74.5	(80.7)	329.6

Property, plant and equipment-net	—	32.4	3.1	—	35.5
Goodwill	—	429.2	17.2	—	446.4
Other intangible assets-net	—	44.0	10.3	—	54.3
Software-net	—	41.0	0.6	—	41.6
Deferred income taxes	—	34.2	2.8	—	37.0
Other noncurrent assets	4.4	27.7	2.4	—	34.5
Investments in consolidated subsidiaries	692.2	65.1	—	(757.3)	—

Total assets	$768.9	$937.1	$110.9	$(838.0)	$978.9

LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	$3.4	$72.8	$11.5	$(2.4)	$85.3
Intercompany payable	43.9	—	18.6	(62.5)	—
Intercompany short-term note payable	15.3	—	—	(15.3)	—
Accrued liabilities	8.2	81.4	11.6	(0.5)	100.7

Total current liabilities	70.8	154.2	41.7	(80.7)	186.0

Long-term debt	587.0	—	—	—	587.0
Deferred compensation liabilities	—	24.4	—	—	24.4
Pension and other postretirement benefits plan liabilities	—	55.3	1.1	—	56.4
Other noncurrent liabilities	—	11.0	3.0	—	14.0

Total liabilities	657.8	244.9	45.8	(80.7)	867.8

Total equity	111.1	692.2	65.1	(757.3)	111.1

Total liabilities and equity	$768.9	$937.1	$110.9	$(838.0)	$978.9

Condensed Consolidating Balance Sheets

December 31, 2016

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$21.8	$16.8	$(2.4)	$36.2
Receivables, less allowances	—	119.9	36.3	—	156.2
Receivable from RR Donnelley	68.0	28.0	—	—	96.0
Intercompany receivables	—	63.0	—	(63.0)	—
Intercompany short-term note receivable	—	—	15.3	(15.3)	—
Inventories	—	22.7	1.4	—	24.1
Prepaid expenses and other current assets	4.3	8.1	4.7	—	17.1

Total current assets	72.3	263.5	74.5	(80.7)	329.6

Property, plant and equipment-net	—	32.4	3.1	—	35.5
Goodwill	—	429.2	17.2	—	446.4
Other intangible assets-net	—	44.0	10.3	—	54.3
Software-net	—	41.0	0.6	—	41.6
Deferred income taxes	—	34.2	2.8	—	37.0
Other noncurrent assets	4.4	27.7	2.4	—	34.5
Investments in consolidated subsidiaries	692.2	65.1	—	(757.3)	—

Total assets	$768.9	$937.1	$110.9	$(838.0)	$978.9

LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	$3.4	$72.8	$11.5	$(2.4)	$85.3
Intercompany payable	43.9	—	18.6	(62.5)	—
Intercompany short-term note payable	15.3	—	—	(15.3)	—
Accrued liabilities	8.2	81.4	11.6	(0.5)	100.7

Total current liabilities	70.8	154.2	41.7	(80.7)	186.0

Long-term debt	587.0	—	—	—	587.0
Deferred compensation liabilities	—	24.4	—	—	24.4
Pension and other postretirement benefits plan liabilities	—	55.3	1.1	—	56.4
Other noncurrent liabilities	—	11.0	3.0	—	14.0

Total liabilities	657.8	244.9	45.8	(80.7)	867.8

Total equity	111.1	692.2	65.1	(757.3)	111.1

Total liabilities and equity	$768.9	$937.1	$110.9	$(838.0)	$978.9

Condensed Consolidating Balance Sheets

December 31, 2015

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$0.1	$15.0	$—	$15.1
Receivables, less allowances	—	115.0	31.2	—	146.2
Intercompany receivables	—	7.4	—	(7.4)	—
Inventories	—	21.4	0.8	—	22.2
Prepaid expenses and other current assets	—	3.0	4.3	—	7.3

Total current assets	—	146.9	51.3	(7.4)	190.8

Property, plant and equipment-net	—	31.0	2.0	—	33.0
Goodwill	—	429.2	17.6	—	446.8
Other intangible assets-net	—	55.8	13.5	—	69.3
Software-net	—	42.3	1.1	—	43.4
Deferred income taxes	—	10.4	0.2	—	10.6
Other noncurrent assets	—	20.6	3.1	—	23.7
Investments in consolidated subsidiaries	623.5	50.2	—	(673.7)	—

Total assets	$623.5	$786.4	$88.8	$(681.1)	$817.6

LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	$—	$31.7	$7.8	$—	$39.5
Intercompany payable	—	—	7.4	(7.4)	—
Accrued liabilities	—	62.8	12.6	—	75.4
Short-term debt	—	—	8.8	—	8.8

Total current liabilities	—	94.5	36.6	(7.4)	123.7

Note payable with an RRD affiliate	—	29.2	—	—	29.2
Deferred compensation liabilities	—	28.5	—	—	28.5
Other noncurrent liabilities	—	10.7	2.0	—	12.7

Total liabilities	—	162.9	38.6	(7.4)	194.1

Total equity	623.5	623.5	50.2	(673.7)	623.5

Total liabilities and equity	$623.5	$786.4	$88.8	$(681.1)	$817.6

Guarantor Financial Information Condensed Consolidating Statements Of Cash Flows

Condensed Consolidating Statements of Cash Flows

For the Three Months Ended March 31, 2017

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(27.3)	$4.5	$(0.6)	$(14.8)	$(38.2)

INVESTING ACTIVITIES
Capital expenditures	—	(3.9)	(0.4)	—	(4.3)
Purchase of investment	—	(3.4)	—	—	(3.4)
Other investing activities	—	0.2	—	—	0.2

Net cash used in investing activities	—	(7.1)	(0.4)	—	(7.5)

FINANCING ACTIVITIES
Revolving facility borrowings	57.0	—	—	—	57.0
Payments on revolving facility borrowings	(37.0)	—	—	—	(37.0)
Debt issuance costs	(1.5)	—	—	—	(1.5)
Intercompany note payable (receivable)	5.7	—	(5.7)	—	—
Net transfers related to the Separation	3.1	—	—	—	3.1

Net cash provided by (used in) financing activities	27.3	—	(5.7)	—	21.6

Effect of exchange rate on cash and cash equivalents	—	—	0.2	—	0.2
Net decrease in cash and cash equivalents	—	(2.6)	(6.5)	(14.8)	(23.9)
Cash and cash equivalents at beginning of year	—	21.8	16.8	(2.4)	36.2

Cash and cash equivalents at end of period	$—	$19.2	$10.3	$(17.2)	$12.3

Condensed Consolidating Statements of Cash Flows

For the Three Months Ended March 31, 2016

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash used in operating activities	$—	$(41.0)	$(2.7)	$—	$(43.7)

INVESTING ACTIVITIES
Capital expenditures	—	(8.2)	(0.3)	—	(8.5)
Other investing activities	—	2.0	0.4	—	2.4

Net cash (used in) provided by investing activities	—	(6.2)	0.1	—	(6.1)

FINANCING ACTIVITIES
Net change in short-term debt	—	—	6.9	—	6.9
Other financing activities	—	0.2	—	—	0.2
Net transfers from Parent and affiliates	—	47.1	(7.4)	—	39.7

Net cash provided by (used in) financing activities	—	47.3	(0.5)	—	46.8

Effect of exchange rate on cash and cash equivalents	—	—	2.9	—	2.9
Net increase (decrease) in cash and cash equivalents	—	0.1	(0.2)	—	(0.1)
Cash and cash equivalents at beginning of year	—	0.1	15.0	—	15.1

Cash and cash equivalents at end of period	$—	$0.2	$14.8	$—	$15.0

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2016

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(1.2)	$103.2	$6.4	$(2.4)	$106.0

INVESTING ACTIVITIES
Capital expenditures	—	(23.6)	(2.6)	—	(26.2)
Purchases of investments	—	(3.5)	—	—	(3.5)
Other investing activities	—	—	0.4	—	0.4

Net cash used in investing activities	—	(27.1)	(2.2)	—	(29.3)

FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	348.2	—	—	—	348.2
Payments on long-term debt	(50.0)	—	—	—	(50.0)
Net change in short-term debt	—	—	(8.8)	—	(8.8)
Debt issuance costs	(9.3)	—	—	—	(9.3)
Net transfers to Parent and affiliates	(287.7)	(54.4)	2.0	—	(340.1)

Net cash provided by (used in) financing activities	1.2	(54.4)	(6.8)	—	(60.0)

Effect of exchange rate on cash and cash equivalents	—	—	4.4	—	4.4
Net increase (decrease) in cash and cash equivalents	—	21.7	1.8	(2.4)	21.1
Cash and cash equivalents at beginning of year	—	0.1	15.0	—	15.1

Cash and cash equivalents at end of period	$—	$21.8	$16.8	$(2.4)	$36.2

Supplemental non-cash disclosure:
Debt exchange with RR Donnelley, including $5.5 million of debt issuance costs	$300.0	$—	$—	$—	$300.0
Settlement of intercompany note payable	—	29.6	—	—	29.6
Accrued debt issuance costs	1.5	—	—	—	1.5

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2015

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by operating activities	$—	$106.7	$14.2	$—	$120.9

INVESTING ACTIVITIES
Capital expenditures	—	(25.9)	(1.2)	—	(27.1)
Purchases of investments	—	(10.0)	—	—	(10.0)

Net cash used in investing activities	—	(35.9)	(1.2)	—	(37.1)

FINANCING ACTIVITIES
Net change in short-term debt	—	—	(24.0)	—	(24.0)
Payments on note payable with an RRD affiliate	—	(14.6)	(0.2)	—	(14.8)
Net transfers to Parent and affiliates	—	(56.2)	0.2	—	(56.0)

Net cash used in financing activities	—	(70.8)	(24.0)	—	(94.8)

Effect of exchange rate on cash and cash equivalents	—	—	(2.5)	—	(2.5)
Net decrease in cash and cash equivalents	—	—	(13.5)	—	(13.5)
Cash and cash equivalents at beginning of year	—	0.1	28.5	—	28.6

Cash and cash equivalents at end of period	$—	$0.1	$15.0	$—	$15.1

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2014

	Parent	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by operating activities	$—	$108.0	$17.3	$—	$125.3

INVESTING ACTIVITIES
Capital expenditures	—	(27.3)	(1.5)	—	(28.8)
Acquisition of business, net of cash acquired	—	—	(6.0)	—	(6.0)
Proceeds from sales of other assets	—	5.3	—	—	5.3

Net cash used in investing activities	—	(22.0)	(7.5)	—	(29.5)

FINANCING ACTIVITIES
Net change in short-term debt	—	—	(12.8)	—	(12.8)
Payments on note payable with an RRD affiliate	—	(14.7)	—	—	(14.7)
Net transfers to Parent and affiliates	—	(71.9)	9.0	—	(62.9)

Net cash used in financing activities	—	(86.6)	(3.8)	—	(90.4)

Effect of exchange rate on cash and cash equivalents	—	—	2.0	—	2.0
Net (decrease) increase in cash and cash equivalents	—	(0.6)	8.0	—	7.4
Cash and cash equivalents at beginning of year	—	0.7	20.5	—	21.2

Cash and cash equivalents at end of period	$—	$0.1	$28.5	$—	$28.6